Nature of Business (Details)		9 Months Ended		12 Months Ended
	Nov. 11, 2016	Sep. 30, 2016 USD ($) Segments	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Segments	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Nature of Business (Textual)
Number of operating segments | Segments		2		2
Cash and cash equivalents		$ 5,655,200	$ 4,033,326	$ 4,921,545	$ 5,525,094	$ 5,856,242
Net decrease in cash and cash equivalents		$ 733,655	(1,491,768)	$ (603,549)	(331,148)
Percentage decrease in cash and cash equivalents		15.00%		11.00%
Net cash used in operating activities		$ (3,556,913)	(4,050,375)	$ (5,386,308)	(2,466,729)
Net cash provided by financing activities		4,297,729	$ 2,580,705	4,804,857	2,436,447
Working capital, carrying value		3,319,982		2,179,694	$ 3,174,214
Non-cash warrant liability		324,909		2,434,101
Decrease in working capital		$ 1,140,288		$ 994,520
Percentage of decrease in working capital		52.00%		31.00%
Active grant funding available		$ 35,100,000		$ 43,000,000
Proceeds from net operating loss (NOL) sales		530,143		488,933
Equity facility, available amount				$ 20,200,000
Subsequent Event [Member]
Nature of Business (Textual)
Reverse stock split, description	The exercise price per share of the common stock under those warrants (after giving effect to the one-for-ten reverse stock split effective October 7, 2016) was reduced from $5.10 per share to $0.80 per share.
November 2016 [Member]
Nature of Business (Textual)
Equity facility, available amount		$ 8,200,000
Equity facility, maturity date		Nov. 30, 2016
March 2019 [Member]
Nature of Business (Textual)
Equity facility, available amount		$ 10,400,000
Equity facility, maturity date		Mar. 31, 2019